Note 13 - Retirement and Pension Plans - Amounts Recognized in Consolidated Balance Sheets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accrued retirement and pension costs-noncurrent	¥ (3,142,064)	¥ (3,194,211)
Net amount recognized	¥ (3,142,064)	¥ (3,194,211)